Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s core compensation objectives and executive compensation program, refer to the “Compensation Discussion and Analysis” above. Mr. van der Valk, our President and Chief Executive Officer (“CEO”) for all of Fiscal 2025, was our principal executive officer (“PEO”) for Fiscal 2025, and references to the CEO in this section is the same as the required disclosure of our PEO.

Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Thousands) ($)(7)	Adjusted EBITDA (Thousands) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,036,744	4,606,367	1,951,862	1,463,001	116.45	161.92	240,596	365,961
2024	5,905,159	11,371,547	1,502,255	2,378,849	117.71	157.01	199,762	313,076
2023	5,347,545	8,410,943	1,399,634	1,951,705	79.25	117.87	181,439	275,156
2022	4,117,437	5,902,431	973,808	728,920	56.97	87.83	102,790	168,875
2021	4,253,126	1,021,150	814,046	478,806	47.43	103.94	157,455	237,332

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the “Summary Compensation Table.” Our CEO for 2025 was Mr. van der Valk. Our CEO for 2021 through 2024 was Mr. Swygert.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our respective CEO during the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to our CEO’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective CEO’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to CEO ($)
2025	5,036,744	(3,200,027)	2,769,650	4,606,367
2024	5,905,159	(3,499,959)	8,966,347	11,371,547
2023	5,347,545	(3,200,010)	6,263,408	8,410,943
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150

(a)
The amounts reported in this column represent the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	3,109,974	5,304,262	4,198,366	4,162,954	1,698,456
Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(260,237)	3,491,384	1,734,377	675,099	(1,362,003)
Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(80,087)	170,701	330,665	146,912	(368,432)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	—	—
Total Equity Award Adjustments ($)	2,769,650	8,966,347	6,263,408	4,984,965	(31,979)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs other than our CEO as a group (the “Non-PEO NEOs”) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2025, Messrs. Helm, Swygert, Zender, and Comitale; (ii) for 2024, Messrs. Helm, van der Valk, Zender, and McLain; (iii) for 2023, Messrs. Helm, van der Valk, McLain, and Comitale; (iv) for 2022, Messrs. Helm, van der Valk, McLain, and Kraus, and Jay Stasz (our former chief financial officer); and (v) for 2021, Messrs. Stasz, van der Valk, McLain, and Kraus.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the average compensation actually paid to the Non-PEO NEOs as a group for the relevant year, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,951,862	(987,474)	498,613	1,463,001
2024	1,502,255	(737,511)	1,614,105	2,378,849
2023	1,399,634	(599,992)	1,152,063	1,951,705
2022	973,808	(692,264)	447,376	728,920
2021	814,046	(466,889)	131,649	478,806

(a)
The amounts reported in this column represent the average sum of the grant date fair value of equity awards granted to the Non-PEO NEOs as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	933,500	1,061,445	787,180	678,828	245,981
Average Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(314,396)	510,691	311,742	28,942	(109,640)
Average Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(120,491)	41,969	53,141	1,034	(4,692)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	(261,428)	—
Total Average Equity Award Adjustments ($)	498,613	1,614,105	1,152,063	447,376	131,649

(5)
The amounts reported in column (f) represent cumulative total shareholder return (“TSR”) from January 29, 2021, the last trading day before the start of our fiscal year ending on January 29, 2022 (“Fiscal 2021”), through the last trading day for the applicable fiscal year in the table. TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the Company’s share price at the beginning of the measurement period, and (b) the Company’s share price at the beginning of the measurement period.

(6)
The amounts reported in column (g) represent the weighted peer group TSR from January 29, 2021, the last trading day before the start of Fiscal 2021, through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period. The peer group TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the index value at the end and the index value at the beginning of the measurement period, and (b) the index value at the beginning of the measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements reported in our Annual Report on Form 10-K for the applicable fiscal year.
(8)
The amounts reported in this column represent Adjusted EBITDA. Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s, the Compensation Committee’s, and the Board’s assessments, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. Reconciliation and further information for Adjusted EBITDA can be found beginning on page 32 of our Annual Report on Form 10-K for Fiscal 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the “Summary Compensation Table.” Our CEO for 2025 was Mr. van der Valk. Our CEO for 2021 through 2024 was Mr. Swygert.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs other than our CEO as a group (the “Non-PEO NEOs”) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2025, Messrs. Helm, Swygert, Zender, and Comitale; (ii) for 2024, Messrs. Helm, van der Valk, Zender, and McLain; (iii) for 2023, Messrs. Helm, van der Valk, McLain, and Comitale; (iv) for 2022, Messrs. Helm, van der Valk, McLain, and Kraus, and Jay Stasz (our former chief financial officer); and (v) for 2021, Messrs. Stasz, van der Valk, McLain, and Kraus.

Peer Group Issuers, Footnote
(6)
The amounts reported in column (g) represent the weighted peer group TSR from January 29, 2021, the last trading day before the start of Fiscal 2021, through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ US Benchmark Retail Index over the same period. The peer group TSR is calculated by dividing the following (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the index value at the end and the index value at the beginning of the measurement period, and (b) the index value at the beginning of the measurement period.

PEO Total Compensation Amount	$ 5,036,744	$ 5,905,159	$ 5,347,545	$ 4,117,437	$ 4,253,126
PEO Actually Paid Compensation Amount	$ 4,606,367	11,371,547	8,410,943	5,902,431	1,021,150
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our respective CEO during the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to our CEO’s compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the respective CEO’s total compensation for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to CEO ($)
2025	5,036,744	(3,200,027)	2,769,650	4,606,367
2024	5,905,159	(3,499,959)	8,966,347	11,371,547
2023	5,347,545	(3,200,010)	6,263,408	8,410,943
2022	4,117,437	(3,199,971)	4,984,965	5,902,431
2021	4,253,126	(3,199,997)	(31,979)	1,021,150

(a)
The amounts reported in this column represent the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	3,109,974	5,304,262	4,198,366	4,162,954	1,698,456
Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(260,237)	3,491,384	1,734,377	675,099	(1,362,003)
Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(80,087)	170,701	330,665	146,912	(368,432)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	—	—
Total Equity Award Adjustments ($)	2,769,650	8,966,347	6,263,408	4,984,965	(31,979)

Non-PEO NEO Average Total Compensation Amount	$ 1,951,862	1,502,255	1,399,634	973,808	814,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,463,001	2,378,849	1,951,705	728,920	478,806
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year and were not considered by the Compensation Committee at the time it made decisions with respect to the compensation of the Non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the average compensation actually paid to the Non-PEO NEOs as a group for the relevant year, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,951,862	(987,474)	498,613	1,463,001
2024	1,502,255	(737,511)	1,614,105	2,378,849
2023	1,399,634	(599,992)	1,152,063	1,951,705
2022	973,808	(692,264)	447,376	728,920
2021	814,046	(466,889)	131,649	478,806

(a)
The amounts reported in this column represent the average sum of the grant date fair value of equity awards granted to the Non-PEO NEOs as reported in the “Stock Awards” and “Option Awards” columns of the “Summary Compensation Table” for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	933,500	1,061,445	787,180	678,828	245,981
Average Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(314,396)	510,691	311,742	28,942	(109,640)
Average Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(120,491)	41,969	53,141	1,034	(4,692)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	(261,428)	—
Total Average Equity Award Adjustments ($)	498,613	1,614,105	1,152,063	447,376	131,649

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between the compensation actually paid to our CEOs, Mr. Swygert and Mr. van der Valk, respectively, during the applicable years, the average compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, from January 29, 2021, the last trading day before the start of Fiscal 2021, through January 30, 2026, the last trading day of Fiscal 2025.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following graph sets forth the relationship between the compensation actually paid to our CEOs, Mr. Swygert and Mr. van der Valk, respectively, during the applicable years, the average compensation actually paid to our Non-PEO NEOs, and the Company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between compensation actually paid to our CEOs, Mr. Swygert and Mr. van der Valk, respectively, during the applicable years, the average compensation actually paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Comparison of Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares our cumulative TSR over the five most recently completed fiscal years, from January 29, 2021, the last trading day before the start of Fiscal 2021, through January 30, 2026, the last trading day of Fiscal 2025, to that of the peer group, the NASDAQ US Benchmark Retail Index, over the same period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a mix of objective financial performance measures that seek to align the interests of the stockholders and executives while emphasizing variable, at-risk compensation largely tied to Company performance goals and balancing both long- and near-term objectives. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s the Compensation Committee’s, and the Board’s assessments, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
The most important financial performance measure used by the Company for Fiscal 2025 to link compensation actually paid to the NEOs to Company performance is as follows, and there were no other such financial performance measures used for Fiscal 2025:
•	Adjusted EBITDA

Total Shareholder Return Amount	$ 116.45	117.71	79.25	56.97	47.43
Peer Group Total Shareholder Return Amount	161.92	157.01	117.87	87.83	103.94
Net Income (Loss)	$ 240,596,000	$ 199,762,000	$ 181,439,000	$ 102,790,000	$ 157,455,000
Company Selected Measure Amount	365,961,000	313,076,000	275,156,000	168,875,000	237,332,000
PEO Name	Mr. van der Valk	Mr. Swygert	Mr. Swygert	Mr. Swygert	Mr. Swygert
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	3,109,974	5,304,262	4,198,366	4,162,954	1,698,456
Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(260,237)	3,491,384	1,734,377	675,099	(1,362,003)
Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(80,087)	170,701	330,665	146,912	(368,432)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	—	—
Total Equity Award Adjustments ($)	2,769,650	8,966,347	6,263,408	4,984,965	(31,979)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for equity awards granted in prior years that vest in the applicable year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. During the applicable years, there were no (i) equity awards that were granted and vested in the same year, (ii) equity awards granted in prior years that failed to meet vesting conditions during the applicable year, or (iii) dividends or other earnings on equity awards that are not otherwise reflected in the fair value of the equity award or otherwise included in the total compensation for the applicable year. The valuation assumptions used to calculate the fair value of the equity awards on the applicable date did not materially differ from those disclosed as of the grant date in our Annual Report on Form 10-K for the applicable fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	2025	2024	2023	2022	2021
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	933,500	1,061,445	787,180	678,828	245,981
Average Change in Fair Value (as of Year-End from Prior Year-End) of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	(314,396)	510,691	311,742	28,942	(109,640)
Average Change in Fair Value (as of Vesting Date from Prior Year-End) of Equity Awards Granted in Prior Years that Vested in the Year ($)	(120,491)	41,969	53,141	1,034	(4,692)
Subtract: Forfeitures During Current Year Equal to Prior Year-end Fair Value ($)	—	—	—	(261,428)	—
Total Average Equity Award Adjustments ($)	498,613	1,614,105	1,152,063	447,376	131,649

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
The amounts reported in this column represent Adjusted EBITDA. Adjusted EBITDA is defined as net income before net interest income or expense, depreciation and amortization expenses, and income taxes, further adjusted for non-cash stock-based compensation expense and gains on insurance settlements. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s, the Compensation Committee’s, and the Board’s assessments, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. Reconciliation and further information for Adjusted EBITDA can be found beginning on page 32 of our Annual Report on Form 10-K for Fiscal 2025.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,200,027)	$ (3,499,959)	$ (3,200,010)	$ (3,199,971)	$ (3,199,997)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,769,650	8,966,347	6,263,408	4,984,965	(31,979)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,109,974	5,304,262	4,198,366	4,162,954	1,698,456
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,237)	3,491,384	1,734,377	675,099	(1,362,003)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,087)	170,701	330,665	146,912	(368,432)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(987,474)	(737,511)	(599,992)	(692,264)	(466,889)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,613	1,614,105	1,152,063	447,376	131,649
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,500	1,061,445	787,180	678,828	245,981
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,396)	510,691	311,742	28,942	(109,640)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,491)	41,969	53,141	1,034	(4,692)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (261,428)	$ 0